[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

August 20, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust
(Registration Nos. 333-03715 and 811-07619)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 144 and Amendment No. 146 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen NWQ Global Equity Income Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act. It is proposed that this Amendment will become effective on October 28, 2020. The Registrant is requesting review of this Amendment by the staff of the Securities and Exchange Commission (the “Staff”) due to revisions relating to the investment strategies. The Amendment has some additional revisions that do not require a review by the Staff.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-348

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure